Borrowings (Details Narrative) - ARS ($) $ in Millions			12 Months Ended
	Jul. 06, 2022	Nov. 12, 2020	Jun. 30, 2023	Jan. 31, 2023	Jul. 08, 2022	Jun. 30, 2022	May 16, 2022	Feb. 08, 2022
Statement [Line Items]
Total Borrowings from collateralized liabilities			$ 1,634.0			$ 2,054.0
Series XIV Notes [Member]
Statement [Line Items]
Muturity date	Mar. 23, 2023		Jun. 22, 2028
Issuance price percentage	66.38%
Aggregate principal amount	$ 360.0
Value of shares issued					$ 171.2
Description of interest payable			interest at a fixed rate of 8.75%, with interest payable semi-annually on June 22 and December 22 of each year, until expiration. Amortization will be in annual installments payable on June 22 of each year, each for 17.5% from 2024 to 2027 and the remaining 30% on June 22, 2028. The issue price was 100%
Leaving outstanding amount								$ 121.0
Series XV Notes [Member]
Statement [Line Items]
Description of semi annual payments			for USD 61.7 million at a fixed rate of 8.0%, with semi-annual payments. The principal will be paid at maturity on March 25, 2025. The price of issuance was 100.0% of the nominal value
Value of shares issued				$ 90.0
Series XVI Notes [Member]
Statement [Line Items]
Description of semi annual payments			for USD 28.2 million at a fixed rate of 7.0%, with semi-annual payments. The principal will be paid at maturity on July 25, 2025. The price of issuance was 100.0% of the nominal value
Series II Notes [Member]
Statement [Line Items]
Leaving outstanding amount							$ 121.0
Series IX Notes [Member]
Statement [Line Items]
Muturity date		Mar. 01, 2023
Nominal value cancelled		$ 22.5
Nominal value originally issed		81.0
Nominal value under circulation		$ 58.0
Series XVII Notes [Member]
Statement [Line Items]
Description of semi annual payments			for USD 25 million at a fixed rate of 5.0%, with semi-annual payments except for the first and second interest payments that will be made at 9 and 12 months, respectively, from the Issue and Settlement Date. The principal will be paid at maturity on December 7, 2025. The price of issuance was 100.0% of the nominal value